Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments

	Six months ended June 30,
(in thousands of $)	2026	2025
Gain on disposal	4,598	10,288
Share of net loss of equity method investments	(2,416)	(1)
Net income from equity method investments	2,182	10,287

The carrying values of our equity method investments as of June 30, 2026 and December 31, 2025 are as follows:

(in thousands of $)	June 30, 2026	December 31, 2025
Southern Energy S.A. (“SESA”) (1)	68,781	29,426
Egyptian Company for Gas Services S.A.E (“ECGS”)	5,595	6,216
Aqualung Carbon Capture AS (“Aqualung”)	1,784	1,794
Logística e Distribuição de Gás S.A. (“LOGAS”) (2)	—	7,562
Others	698	13
Equity method investments	76,858	45,011
(1) During the six months ended June 30, 2026, we contributed $39.2 million additional capital to SESA, bringing our total gross capital contribution to $69.4 million, representing 10% equity interest.
(2) In April 2026, Macaw Energies Brasil Serviços de Gás Natural Ltda. completed the sale of its entire 58% shareholding in LOGAS to J&F S.A. for a consideration of BRL 55.0 million ($10.7 million), and recognized $4.6 million gain on the disposal presented in “Net income from equity method investments” in the consolidated statements of operations. Following the sale, we no longer have significant influence over LOGAS and have ceased accounting for the investment under equity method.